PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedules of property, plant and equipment	■ Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2024
Net of accumulated depreciation	$6,915	$14,343	$5,158	$26,416
Additions[5]	21	135	3,092	3,248
Capitalized interest	—	—	33	33
Disposals	(8)	—	(1)	(9)
Depreciation	(1,052)	(1,018)	—	(2,070)
Impairment reversals (charges)	347	602	(8)	941
Transfers[6]	2,766	1,023	(3,789)	—
At December 31, 2024	$8,989	$15,085	$4,485	$28,559

At December 31, 2024
Cost	$21,773	$35,740	$16,448	$73,961
Accumulated depreciation and impairments	(12,784)	(20,655)	(11,963)	(45,402)
Net carrying amount – December 31, 2024	$8,989	$15,085	$4,485	$28,559

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2023
Cost	$18,469	$33,046	$17,027	$68,542
Accumulated depreciation and impairments	(11,720)	(19,046)	(11,955)	(42,721)
Net carrying amount – January 1, 2023	$6,749	$14,000	$5,072	$25,821
Additions[5]	81	550	2,606	3,237
Capitalized interest	—	—	42	42
Disposals[7]	(180)	(108)	(39)	(327)
Depreciation	(902)	(1,143)	—	(2,045)
Impairment charges	(44)	(268)	—	(312)
Transfers[6]	1,211	1,312	(2,523)	—
At December 31, 2023	$6,915	$14,343	$5,158	$26,416

At December 31, 2023
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	(12,206)	(20,279)	(11,955)	(44,440)
Net carrying amount – December 31, 2023	$6,915	$14,343	$5,158	$26,416
[1]Additions include $20 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2024 (2023: $9 million). Depreciation includes depreciation for leased right-of-use assets of $17 million for the year ended December 31, 2024 (2023: $17 million). The net carrying amount of leased right-of-use assets was $53 million as at December 31, 2024 (2023: $53 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[4]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
[7]Includes the transfer of Porgera to equity accounting method investment. Refer to note 4 for further information.
a)   Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2024	Carrying amount at Dec. 31, 2023
Construction-in-progress[1]	$1,856	$2,694
Acquired mineral resources and exploration potential	53	62
Projects
Pascua-Lama	725	726
Norte Abierto	686	678
Reko Diq	914	746
Donlin Gold	251	252
	$4,485	$5,158
[1]Represents assets under construction at our operating minesites.